Ropes & Gray
One Metro Center
700 12th Street, N.W.
Suite 900
Washington, DC 20005-3948
WRITER’S DIRECT DIAL NUMBER: (202) 508-4732
March 8, 2011
VIA EDGAR
Filing Desk
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549
Re:	Sterling Capital Funds, File Nos. 33-49098 and 811-06719
Ladies and Gentlemen:
On behalf of Sterling Capital Funds, accompanying this letter for electronic filing under Rule 497(e) of the Securities Act of 1933, as amended (“Rule 497(e)”), are interactive data files relating to supplements, filed with the Securities and Exchange Commission on March 1, 2011 under Rule 497(e), to the following:
1.	Sterling Capital Funds Class A, Class B and Class C Shares Prospectus, dated February 1, 2011;
2.	Sterling Capital Funds Institutional and Class R Shares Prospectus, dated February 1, 2011; and
3.	Sterling Capital Funds Statement of Additional Information, dated February 1, 2011.
The purpose of this filing is to submit an interactive data file in the manner provided by Rule 405 of Regulation S-T, General Instruction C.3.(g) of Form N-1A, and Rule 497(e).
Please call me at 202-508-4732 if you have any questions regarding this filing.

Sincerely,
/s/ Margaret S. Moore
Margaret S. Moore